Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Carried at Fair Value on a Recurring Basis

The following tables summarize the Company’s financial assets and liabilities that are carried at fair value on a recurring basis, by fair value hierarchy, in its consolidated balance sheets:

	March 31, 2016
	(U.S. $ in thousands)
	Level 2	Level 3	Total
Assets:
Foreign exchange forward contracts not
designated as hedging instruments	$383	$-	$383
Foreign exchange forward contracts
designated as hedging instruments	823	-	823

Liabilities:
Foreign exchange forward contracts not
designated as hedging instruments	(2,097)	-	(2,097)
Obligations in connection with acquisitions	-	(7,718)	(7,718)
	$(891)	$(7,718)	$(8,609)

	December 31, 2015
	(U.S. $ in thousands)
	Level 2	Level 3	Total
Assets:
Foreign exchange forward contracts not
designated as hedging instruments	$866	$-	$866
Foreign exchange forward contracts
designated as hedging instruments	23	-	23

Liabilities:
Foreign exchange forward contracts not
designated as hedging instruments	(432)	-	(432)
Foreign exchange forward contracts
designated as hedging instruments	(131)	-	(131)
Obligations in connection with acquisitions	-	(6,991)	(6,991)
	$326	$(6,991)	$(6,665)

Schedule of Reconciliation of Fair Value Measurements of Assets and Liabilities Utilizing Level 3 Inputs

The following table is a reconciliation of the changes for those financial liabilities where fair value measurements are estimated utilizing Level 3 inputs, which consist of obligations in connection with acquisitions:

	Three months ended	Year ended
	March 31, 2016	December 31, 2015
	(U.S. $ in thousands)
Fair value at the beginning of the period	$6,991	$35,656
Settlements	-	(4,994)
Change in fair value recognized in earnings	727	(23,671)
Fair value at the end of the period	$7,718	$6,991